Prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2024
Prepaid Expense and Other Assets, Current [Line Items]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets for the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Prepaid inventories	$1,745	$2,372
Prepaid expenses and other (1)	2,796	1,299
Contract assets	811	290
Financed insurance premiums	1,310	2,289
Assets held for sale	408	1,850
Total prepaid expenses and other current assets	$7,070	$8,100
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Prepaid expenses and other current assets as of June 30, 2024 and December 31, 2023 consisted of the following (in thousands):

	June 30, 2024	December 31, 2023
Prepaid inventories	$2,801	$1,745
Prepaid expenses and other(1)	3,417	2,796
Contract assets	315	811
Financed insurance premiums	1,394	1,310
Assets held for sale	408	408
Total prepaid expenses and other current assets	$8,335	$7,070
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(1)Primarily relates to assets acquired in connection with the ElectraMeccanica acquisition, prepaid licenses and subscriptions, prepaid insurance and other receivables.

ElectraMeccanica Vehicles Corp
Prepaid Expense and Other Assets, Current [Line Items]
Schedule of Prepaid Expenses and Other Current Assets

	December 31, 2023	December 31, 2022
SOLO deposit (with manufacturer)	$—	$7,133,451
Battery cell deposit	—	300,000
Prepaid insurance	854,995	1,095,152
Prepaid rent and security deposit	338,797	495,112
Cloud computing assets	1,374,299	1,234,039
Other prepaid expenses	319,717	1,133,096
	$2,887,808	$11,390,850